DEBT (Details 5) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Aug. 04, 2013 Asset Based Lending Facility	Feb. 03, 2013 Asset Based Lending Facility	Aug. 04, 2013 Term Loan due 2017	Feb. 03, 2013 Term Loan due 2017	Jan. 29, 2012 Old Term Loan due August 30, 2012	Jan. 29, 2012 Old Term Loan due April 1, 2014	Jan. 29, 2012 Old ABL Term Loan due April 1, 2014	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Jan. 16, 2013 Old Senior Notes due 2014	Jan. 29, 2012 Old Senior Notes due 2014	Aug. 04, 2013 11.5% Senior Notes due 2020	Feb. 03, 2013 11.5% Senior Notes due 2020	Oct. 15, 2012 11.5% Senior Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 January 2013 Senior Subordinated Notes due 2021	Jan. 16, 2013 January 2013 Senior Subordinated Notes due 2021	Feb. 08, 2013 2007 Senior Subordinated Notes due 2015	Feb. 03, 2013 2007 Senior Subordinated Notes due 2015	Jan. 29, 2012 2007 Senior Subordinated Notes due 2015
Components of long-term debt
Long Term Debt	$ 5,688	$ 7,329	$ 5,462	$ 500	$ 300	$ 969	$ 969	$ 73	$ 855	$ 214	$ 1,269	$ 1,271		$ 675	$ 675		$ 889	$ 2,500	$ 1,000	$ 1,000		$ 1,275	$ 1,275		$ 950			$ 889	$ 1,820
Less current installments	(10)	(899)	(82)
Long-term debt, excluding current installments	5,678	6,430	5,380
Long Term Debt, Interest Rate				1.69%	1.96%	4.50%	7.25%	1.53%	3.03%	3.56%	8.125%	8.125%	8.125%	11.00%	11.00%	11.00%		12.00%	11.50%	11.50%	11.50%	7.50%	7.50%	7.50%	10.50%	10.50%	13.50%	13.50%	13.50%
Unamortized discount						21	26
Unamortized premium											$ 19	$ 21